Fair Value Measurements (Tables)	12 Months Ended
Jan. 31, 2012
Fair Value Measurements [Abstract]
Carrying Value And Fair Value Of Long-Term Debt

	January 31, 2012		January 31, 2011
(Amounts in millions)	Carrying Value	Fair Value	Carrying Value	Fair Value
Long-term debt, including amounts due within one year	$46,045	$53,043	$45,347	$47,012

Notional Amounts And Fair Values Of Interest Rate Swaps

	January 31, 2012		January 31, 2011
(Amounts in millions)	Notional Amount	Fair Value	Notional Amount	Fair Value
Receive fixed-rate, pay floating-rate interest rate swaps designated as fair value hedges	$3,945	$183	$4,445	$267
Receive fixed-rate, pay fixed-rate cross-currency interest rate swaps designated as net investment hedges	1,250	316	1,250	233
Receive floating-rate, pay fixed-rate interest rate swaps designated as cash flow hedges	1,270	(16)	1,182	(18)
Receive fixed-rate, pay fixed-rate cross-currency interest rate swaps designated as cash flow hedges	2,884	(3)	2,902	238

Total	$9,349	$480	$9,779	$720